Events after the reporting period (Details Narrative) - Events after reporting period [member] - USD ($)	Feb. 15, 2022	Jan. 21, 2022
Disclosure of non-adjusting events after reporting period [line items]
Cash distribution paid	$ 50,000
Offtake agreement [member]
Disclosure of non-adjusting events after reporting period [line items]
Sales of produced copper for a 5 year period.		100.00%
Offtake agreement		5 years